Portfolio of Investments
(unaudited)
Lifecycle Retirement Income Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
DIRECT REAL ESTATE—5.8%
2,190,888 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-1/31/23; cost $23,306,724) $ 26,356,389
TOTAL DIRECT REAL ESTATE 26,356,389
FIXED INCOME—40.4%
10,576,635
TIAA-CREF Core Bond Fund 95,401,248
6,542,830
TIAA-CREF Core Plus Bond Fund 59,147,187
1,086,876
TIAA-CREF Emerging Markets Debt Fund 8,575,454
1,372,084
TIAA-CREF High-Yield Fund 11,347,132
1,216,010
TIAA-CREF International Bond Fund 9,521,356
TOTAL FIXED INCOME 183,992,377
INFLATION-PROTECTED ASSETS—10.1%
4,390,007
TIAA-CREF Inflation-Linked Bond Fund 45,831,670
TOTAL INFLATION-PROTECTED ASSETS 45,831,670
INTERNATIONAL EQUITY—11.9%
1,199,861
TIAA-CREF Emerging Markets Equity Fund 8,938,965
1,957,649
TIAA-CREF International Equity Fund 23,491,787
1,010,613
TIAA-CREF International Opportunities Fund 13,815,075
801,882
TIAA-CREF Quant International Small-Cap Equity Fund 7,585,807
TOTAL INTERNATIONAL EQUITY 53,831,634
SHORT-TERM FIXED INCOME—10.1%
4,652,149
TIAA-CREF Short-Term Bond Fund 45,823,669
TOTAL SHORT-TERM FIXED INCOME 45,823,669
U.S. EQUITY—21.7%
287,598
Nuveen Dividend Growth Fund 14,454,699
1,166,425
Nuveen Dividend Value Fund 15,898,370
784,087
Nuveen Growth Opportunities ETF 14,544,814
1,104,393
TIAA-CREF Growth & Income Fund 14,489,642
832,458
TIAA-CREF Large-Cap Growth Fund 14,559,697
825,151
TIAA-CREF Large-Cap Value Fund 15,925,422
254,484
TIAA-CREF Quant Small-Cap Equity Fund 4,163,357
377,827
TIAA-CREF Quant Small/Mid-Cap Equity Fund 4,809,744
TOTAL U.S. EQUITY 98,845,745
TOTAL AFFILIATED INVESTMENT COMPANIES 454,681,484
(Cost $457,858,639)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
GOVERNMENT AGENCY DEBT—0.0%
$227,000 Federal Farm Credit Bank (FFCB) 0 .000% 03/01/23 227,000
TOTAL GOVERNMENT AGENCY DEBT 227,000
TOTAL SHORT-TERM INVESTMENTS 227,000
(Cost $227,000)
TOTAL INVESTMENTS—100.0% 454,908,484
(Cost $458,085,639)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (126,926)
NET ASSETS—100.0% $ 454,781,558
ETF Exchange Traded Fund

Portfolio of Investments
(unaudited)
Lifecycle Retirement Income Fund February 28, 2023

concluded
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 2/28/23, the total value of this security amounted to $26,356,389 or 5.8% of net assets.

Portfolio of Investments
(unaudited)
Lifecycle 2010 Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
DIRECT REAL ESTATE—4.3%
3,110,758 b
TIAA-CREF Real Property Fund LP (purchased 7/01/16-1/26/21; cost $32,167,532) $ 37,422,424
TOTAL DIRECT REAL ESTATE 37,422,424
FIXED INCOME—40.4%
20,258,230
TIAA-CREF Core Bond Fund 182,729,238
12,531,294
TIAA-CREF Core Plus Bond Fund 113,282,897
2,081,485
TIAA-CREF Emerging Markets Debt Fund 16,422,919
2,630,028
TIAA-CREF High-Yield Fund 21,750,336
2,317,100
TIAA-CREF International Bond Fund 18,142,897
TOTAL FIXED INCOME 352,328,287
INFLATION-PROTECTED ASSETS—10.0%
8,396,393
TIAA-CREF Inflation-Linked Bond Fund 87,658,339
TOTAL INFLATION-PROTECTED ASSETS 87,658,339
INTERNATIONAL EQUITY—11.4%
2,221,480
TIAA-CREF Emerging Markets Equity Fund 16,550,026
3,625,464
TIAA-CREF International Equity Fund 43,505,569
1,876,351
TIAA-CREF International Opportunities Fund 25,649,714
1,485,822
TIAA-CREF Quant International Small-Cap Equity Fund 14,055,875
TOTAL INTERNATIONAL EQUITY 99,761,184
SHORT-TERM FIXED INCOME—12.7%
11,235,779
TIAA-CREF Short-Term Bond Fund 110,672,428
TOTAL SHORT-TERM FIXED INCOME 110,672,428
U.S. EQUITY—21.0%
531,541
Nuveen Dividend Growth Fund 26,715,226
2,156,756
Nuveen Dividend Value Fund 29,396,585
1,442,982
Nuveen Growth Opportunities ETF 26,767,316
2,043,332
TIAA-CREF Growth & Income Fund 26,808,518
1,538,063
TIAA-CREF Large-Cap Growth Fund 26,900,715
1,526,120
TIAA-CREF Large-Cap Value Fund 29,454,123
470,562
TIAA-CREF Quant Small-Cap Equity Fund 7,698,395
699,555
TIAA-CREF Quant Small/Mid-Cap Equity Fund 8,905,330
TOTAL U.S. EQUITY 182,646,208
TOTAL AFFILIATED INVESTMENT COMPANIES 870,488,870
(Cost $857,729,384)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$1,334,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 1,334,000
TOTAL GOVERNMENT AGENCY DEBT 1,334,000
TOTAL SHORT-TERM INVESTMENTS 1,334,000
(Cost $1,334,000)
TOTAL INVESTMENTS—99.9% 871,822,870
(Cost $859,063,384)
OTHER ASSETS & LIABILITIES, NET—0.1% 614,965
NET ASSETS—100.0% $ 872,437,835
ETF Exchange Traded Fund

Portfolio of Investments
(unaudited)
Lifecycle 2010 Fund February 28, 2023

concluded
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 2/28/23, the total value of this security amounted to $37,422,424 or 4.3% of net assets.

Portfolio of Investments
(unaudited)
Lifecycle 2015 Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
DIRECT REAL ESTATE—5.8%
5,994,391 b
TIAA-CREF Real Property Fund LP (purchased 11/28/16-12/21/22; cost $63,215,133) $ 72,112,518
TOTAL DIRECT REAL ESTATE 72,112,518
FIXED INCOME—40.0%
28,614,716
TIAA-CREF Core Bond Fund 258,104,741
17,689,734
TIAA-CREF Core Plus Bond Fund 159,915,197
2,943,861
TIAA-CREF Emerging Markets Debt Fund 23,227,062
3,720,724
TIAA-CREF High-Yield Fund 30,770,391
3,273,864
TIAA-CREF International Bond Fund 25,634,359
TOTAL FIXED INCOME 497,651,750
INFLATION-PROTECTED ASSETS—9.1%
10,868,462
TIAA-CREF Inflation-Linked Bond Fund 113,466,745
TOTAL INFLATION-PROTECTED ASSETS 113,466,745
INTERNATIONAL EQUITY—12.6%
3,516,871
TIAA-CREF Emerging Markets Equity Fund 26,200,688
5,724,843
TIAA-CREF International Equity Fund 68,698,111
2,965,081
TIAA-CREF International Opportunities Fund 40,532,653
2,344,924
TIAA-CREF Quant International Small-Cap Equity Fund 22,182,980
TOTAL INTERNATIONAL EQUITY 157,614,432
SHORT-TERM FIXED INCOME—9.1%
11,520,588
TIAA-CREF Short-Term Bond Fund 113,477,795
TOTAL SHORT-TERM FIXED INCOME 113,477,795
U.S. EQUITY—23.3%
841,188
Nuveen Dividend Growth Fund 42,278,109
3,411,996
Nuveen Dividend Value Fund 46,505,509
2,301,953
Nuveen Growth Opportunities ETF 42,701,228
3,231,773
TIAA-CREF Growth & Income Fund 42,400,866
2,450,172
TIAA-CREF Large-Cap Growth Fund 42,853,512
2,414,333
TIAA-CREF Large-Cap Value Fund 46,596,619
744,187
TIAA-CREF Quant Small-Cap Equity Fund 12,174,901
1,104,660
TIAA-CREF Quant Small/Mid-Cap Equity Fund 14,062,327
TOTAL U.S. EQUITY 289,573,071
TOTAL AFFILIATED INVESTMENT COMPANIES 1,243,896,311
(Cost $1,282,341,046)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$908,000 Federal Farm Credit Bank (FFCB) 0 .000% 03/01/23 908,000
TOTAL GOVERNMENT AGENCY DEBT 908,000
TOTAL SHORT-TERM INVESTMENTS 908,000
(Cost $908,000)
TOTAL INVESTMENTS—100.0% 1,244,804,311
(Cost $1,283,249,046)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (281,427)
NET ASSETS—100.0% $ 1,244,522,884
ETF Exchange Traded Fund

Portfolio of Investments
(unaudited)
Lifecycle 2015 Fund February 28, 2023

concluded
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 2/28/23, the total value of this security amounted to $72,112,518 or 5.8% of net assets.

Portfolio of Investments
(unaudited)
Lifecycle 2020 Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
DIRECT REAL ESTATE—5.8%
13,215,752 b
TIAA-CREF Real Property Fund LP (purchased 11/28/16-12/21/22; cost $139,687,788) $ 158,985,494
TOTAL DIRECT REAL ESTATE 158,985,494
FIXED INCOME—38.9%
61,499,299
TIAA-CREF Core Bond Fund 554,723,673
38,014,053
TIAA-CREF Core Plus Bond Fund 343,647,040
6,311,013
TIAA-CREF Emerging Markets Debt Fund 49,793,889
8,053,061
TIAA-CREF High-Yield Fund 66,598,817
7,062,036
TIAA-CREF International Bond Fund 55,295,743
TOTAL FIXED INCOME 1,070,059,162
INFLATION-PROTECTED ASSETS—7.1%
18,656,811
TIAA-CREF Inflation-Linked Bond Fund 194,777,111
TOTAL INFLATION-PROTECTED ASSETS 194,777,111
INTERNATIONAL EQUITY—14.4%
8,779,413
TIAA-CREF Emerging Markets Equity Fund 65,406,628
14,364,767
TIAA-CREF International Equity Fund 172,377,198
7,418,364
TIAA-CREF International Opportunities Fund 101,409,039
5,878,831
TIAA-CREF Quant International Small-Cap Equity Fund 55,613,738
TOTAL INTERNATIONAL EQUITY 394,806,603
SHORT-TERM FIXED INCOME—7.1%
19,803,291
TIAA-CREF Short-Term Bond Fund 195,062,417
TOTAL SHORT-TERM FIXED INCOME 195,062,417
U.S. EQUITY—26.5%
2,108,877
Nuveen Dividend Growth Fund 105,992,142
8,553,946
Nuveen Dividend Value Fund 116,590,281
5,838,246
Nuveen Growth Opportunities ETF 108,299,463
8,092,861
TIAA-CREF Growth & Income Fund 106,178,338
6,194,375
TIAA-CREF Large-Cap Growth Fund 108,339,618
6,052,788
TIAA-CREF Large-Cap Value Fund 116,818,808
1,868,792
TIAA-CREF Quant Small-Cap Equity Fund 30,573,429
2,772,658
TIAA-CREF Quant Small/Mid-Cap Equity Fund 35,295,936
TOTAL U.S. EQUITY 728,088,015
TOTAL AFFILIATED INVESTMENT COMPANIES 2,741,778,802
(Cost $2,802,844,456)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
GOVERNMENT AGENCY DEBT—0.0%
$1,271,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 1,271,000
TOTAL GOVERNMENT AGENCY DEBT 1,271,000
TOTAL SHORT-TERM INVESTMENTS 1,271,000
(Cost $1,271,000)
TOTAL INVESTMENTS—99.8% 2,743,049,802
(Cost $2,804,115,456)
OTHER ASSETS & LIABILITIES, NET—0.2% 4,504,890
NET ASSETS—100.0% $ 2,747,554,692
ETF Exchange Traded Fund

Portfolio of Investments
(unaudited)
Lifecycle 2020 Fund February 28, 2023

concluded
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 2/28/23, the total value of this security amounted to $158,985,494 or 5.8% of net assets.

Portfolio of Investments
(unaudited)
Lifecycle 2025 Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%a
DIRECT REAL ESTATE—5.8%
19,323,950 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/03/21; cost $206,055,173) $ 232,467,118
TOTAL DIRECT REAL ESTATE 232,467,118
FIXED INCOME—35.9%
82,983,572
TIAA-CREF Core Bond Fund 748,511,817
51,317,477
TIAA-CREF Core Plus Bond Fund 463,909,990
8,518,382
TIAA-CREF Emerging Markets Debt Fund 67,210,032
11,065,596
TIAA-CREF High-Yield Fund 91,512,478
9,523,767
TIAA-CREF International Bond Fund 74,571,096
TOTAL FIXED INCOME 1,445,715,413
INFLATION-PROTECTED ASSETS—5.1%
19,555,738
TIAA-CREF Inflation-Linked Bond Fund 204,161,907
TOTAL INFLATION-PROTECTED ASSETS 204,161,907
INTERNATIONAL EQUITY—16.8%
15,016,556
TIAA-CREF Emerging Markets Equity Fund 111,873,342
24,528,192
TIAA-CREF International Equity Fund 294,338,305
12,657,901
TIAA-CREF International Opportunities Fund 173,033,508
10,044,362
TIAA-CREF Quant International Small-Cap Equity Fund 95,019,669
TOTAL INTERNATIONAL EQUITY 674,264,824
SHORT-TERM FIXED INCOME—5.1%
20,726,708
TIAA-CREF Short-Term Bond Fund 204,158,078
TOTAL SHORT-TERM FIXED INCOME 204,158,078
U.S. EQUITY—31.0%
3,599,650
Nuveen Dividend Growth Fund 180,918,404
14,615,030
Nuveen Dividend Value Fund 199,202,854
10,043,114
Nuveen Growth Opportunities ETF 186,299,765
13,863,041
TIAA-CREF Growth & Income Fund 181,883,102
10,680,958
TIAA-CREF Large-Cap Growth Fund 186,809,950
10,338,721
TIAA-CREF Large-Cap Value Fund 199,537,321
3,188,133
TIAA-CREF Quant Small-Cap Equity Fund 52,157,860
4,730,836
TIAA-CREF Quant Small/Mid-Cap Equity Fund 60,223,548
TOTAL U.S. EQUITY 1,247,032,804
TOTAL AFFILIATED INVESTMENT COMPANIES 4,007,800,144
(Cost $4,053,626,918)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$4,077,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 4,077,000
TOTAL GOVERNMENT AGENCY DEBT 4,077,000
TOTAL SHORT-TERM INVESTMENTS 4,077,000
(Cost $4,077,000)
TOTAL INVESTMENTS—99.8% 4,011,877,144
(Cost $4,057,703,918)
OTHER ASSETS & LIABILITIES, NET—0.2% 9,435,785
NET ASSETS—100.0% $ 4,021,312,929
ETF Exchange Traded Fund

Portfolio of Investments
(unaudited)
Lifecycle 2025 Fund February 28, 2023

concluded
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 2/28/23, the total value of this security amounted to $232,467,118 or 5.8% of net assets.

Portfolio of Investments
(unaudited)
Lifecycle 2030 Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.6%a
DIRECT REAL ESTATE—5.8%
21,670,566 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-12/21/22; cost $233,268,956) $ 260,696,909
TOTAL DIRECT REAL ESTATE 260,696,909
FIXED INCOME—30.8%
79,585,513
TIAA-CREF Core Bond Fund 717,861,323
49,132,188
TIAA-CREF Core Plus Bond Fund 444,154,980
8,185,745
TIAA-CREF Emerging Markets Debt Fund 64,585,526
10,993,083
TIAA-CREF High-Yield Fund 90,912,799
9,166,274
TIAA-CREF International Bond Fund 71,771,929
TOTAL FIXED INCOME 1,389,286,557
INFLATION-PROTECTED ASSETS—3.1%
13,239,481
TIAA-CREF Inflation-Linked Bond Fund 138,220,179
TOTAL INFLATION-PROTECTED ASSETS 138,220,179
INTERNATIONAL EQUITY—19.9%
19,994,861
TIAA-CREF Emerging Markets Equity Fund 148,961,716
32,730,112
TIAA-CREF International Equity Fund 392,761,347
16,863,639
TIAA-CREF International Opportunities Fund 230,525,945
13,376,014
TIAA-CREF Quant International Small-Cap Equity Fund 126,537,090
TOTAL INTERNATIONAL EQUITY 898,786,098
SHORT-TERM FIXED INCOME—3.0%
14,013,511
TIAA-CREF Short-Term Bond Fund 138,033,088
TOTAL SHORT-TERM FIXED INCOME 138,033,088
U.S. EQUITY—37.0%
4,803,463
Nuveen Dividend Growth Fund 241,422,046
19,509,376
Nuveen Dividend Value Fund 265,912,798
13,467,867
Nuveen Growth Opportunities ETF 249,828,933
18,541,922
TIAA-CREF Growth & Income Fund 243,270,015
14,372,395
TIAA-CREF Large-Cap Growth Fund 251,373,193
13,784,137
TIAA-CREF Large-Cap Value Fund 266,033,836
4,246,807
TIAA-CREF Quant Small-Cap Equity Fund 69,477,768
6,317,821
TIAA-CREF Quant Small/Mid-Cap Equity Fund 80,425,860
TOTAL U.S. EQUITY 1,667,744,449
TOTAL AFFILIATED INVESTMENT COMPANIES 4,492,767,280
(Cost $4,489,346,018)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$5,447,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 5,447,000
TOTAL GOVERNMENT AGENCY DEBT 5,447,000
TOTAL SHORT-TERM INVESTMENTS 5,447,000
(Cost $5,447,000)
TOTAL INVESTMENTS—99.7% 4,498,214,280
(Cost $4,494,793,018)
OTHER ASSETS & LIABILITIES, NET—0.3% 13,167,086
NET ASSETS—100.0% $ 4,511,381,366
ETF Exchange Traded Fund

Portfolio of Investments
(unaudited)
Lifecycle 2030 Fund February 28, 2023

concluded
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 2/28/23, the total value of this security amounted to $260,696,909 or 5.8% of net assets.

Portfolio of Investments
(unaudited)
Lifecycle 2035 Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.6%a
DIRECT REAL ESTATE—5.8%
22,449,147 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/16/23; cost $241,931,694) $ 270,063,245
TOTAL DIRECT REAL ESTATE 270,063,245
FIXED INCOME—23.8%
63,293,745
TIAA-CREF Core Bond Fund 570,909,579
39,059,356
TIAA-CREF Core Plus Bond Fund 353,096,582
6,510,048
TIAA-CREF Emerging Markets Debt Fund 51,364,279
9,398,484
TIAA-CREF High-Yield Fund 77,725,460
7,282,159
TIAA-CREF International Bond Fund 57,019,308
TOTAL FIXED INCOME 1,110,115,208
INFLATION-PROTECTED ASSETS—1.0%
4,735,274
TIAA-CREF Inflation-Linked Bond Fund 49,436,256
TOTAL INFLATION-PROTECTED ASSETS 49,436,256
INTERNATIONAL EQUITY—23.8%
24,682,487
TIAA-CREF Emerging Markets Equity Fund 183,884,527
40,386,715
TIAA-CREF International Equity Fund 484,640,575
20,881,176
TIAA-CREF International Opportunities Fund 285,445,679
16,507,675
TIAA-CREF Quant International Small-Cap Equity Fund 156,162,610
TOTAL INTERNATIONAL EQUITY 1,110,133,391
SHORT-TERM FIXED INCOME—1.1%
5,019,266
TIAA-CREF Short-Term Bond Fund 49,439,772
TOTAL SHORT-TERM FIXED INCOME 49,439,772
U.S. EQUITY—44.1%
5,943,934
Nuveen Dividend Growth Fund 298,742,122
24,070,103
Nuveen Dividend Value Fund 328,075,500
16,735,843
Nuveen Growth Opportunities ETF 310,449,887
22,871,556
TIAA-CREF Growth & Income Fund 300,074,818
17,832,649
TIAA-CREF Large-Cap Growth Fund 311,893,026
17,018,030
TIAA-CREF Large-Cap Value Fund 328,447,984
5,245,655
TIAA-CREF Quant Small-Cap Equity Fund 85,818,912
7,805,938
TIAA-CREF Quant Small/Mid-Cap Equity Fund 99,369,585
TOTAL U.S. EQUITY 2,062,871,834
TOTAL AFFILIATED INVESTMENT COMPANIES 4,652,059,706
(Cost $4,547,945,940)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$6,525,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 6,525,000
TOTAL GOVERNMENT AGENCY DEBT 6,525,000
TOTAL SHORT-TERM INVESTMENTS 6,525,000
(Cost $6,525,000)
TOTAL INVESTMENTS—99.7% 4,658,584,706
(Cost $4,554,470,940)
OTHER ASSETS & LIABILITIES, NET—0.3% 13,201,301
NET ASSETS—100.0% $ 4,671,786,007
ETF Exchange Traded Fund

Portfolio of Investments
(unaudited)
Lifecycle 2035 Fund February 28, 2023

concluded
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 2/28/23, the total value of this security amounted to $270,063,245 or 5.8% of net assets.

Portfolio of Investments
(unaudited)
Lifecycle 2040 Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%a
DIRECT REAL ESTATE—5.8%
26,999,663 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/16/23; cost $291,420,979) $ 324,805,946
TOTAL DIRECT REAL ESTATE 324,805,946
FIXED INCOME—14.6%
46,178,826
TIAA-CREF Core Bond Fund 416,533,013
28,500,278
TIAA-CREF Core Plus Bond Fund 257,642,511
4,757,964
TIAA-CREF Emerging Markets Debt Fund 37,540,333
8,196,026
TIAA-CREF High-Yield Fund 67,781,134
5,318,598
TIAA-CREF International Bond Fund 41,644,626
TOTAL FIXED INCOME 821,141,617
INTERNATIONAL EQUITY—27.7%
34,567,280
TIAA-CREF Emerging Markets Equity Fund 257,526,237
56,537,810
TIAA-CREF International Equity Fund 678,453,719
29,168,882
TIAA-CREF International Opportunities Fund 398,738,612
23,101,323
TIAA-CREF Quant International Small-Cap Equity Fund 218,538,517
TOTAL INTERNATIONAL EQUITY 1,553,257,085
U.S. EQUITY—51.6%
8,303,236
Nuveen Dividend Growth Fund 417,320,641
33,686,431
Nuveen Dividend Value Fund 459,146,060
23,558,950
Nuveen Growth Opportunities ETF 437,018,522
32,020,950
TIAA-CREF Growth & Income Fund 420,114,860
25,135,824
TIAA-CREF Large-Cap Growth Fund 439,625,564
23,864,389
TIAA-CREF Large-Cap Value Fund 460,582,716
7,366,097
TIAA-CREF Quant Small-Cap Equity Fund 120,509,344
10,924,168
TIAA-CREF Quant Small/Mid-Cap Equity Fund 139,064,663
TOTAL U.S. EQUITY 2,893,382,370
TOTAL AFFILIATED INVESTMENT COMPANIES 5,592,587,018
(Cost $5,362,728,237)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$5,229,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 5,229,000
TOTAL GOVERNMENT AGENCY DEBT 5,229,000
TOTAL SHORT-TERM INVESTMENTS 5,229,000
(Cost $5,229,000)
TOTAL INVESTMENTS—99.8% 5,597,816,018
(Cost $5,367,957,237)
OTHER ASSETS & LIABILITIES, NET—0.2% 9,612,000
NET ASSETS—100.0% $ 5,607,428,018
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 2/28/23, the total value of this security amounted to $324,805,946 or 5.8% of net assets.

Lifecycle 2045 Fund February 28, 2023
Portfolio of Investments
(unaudited)

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
DIRECT REAL ESTATE—5.8%
18,520,334 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/16/23; cost $202,487,343) $ 222,799,618
TOTAL DIRECT REAL ESTATE 222,799,618
FIXED INCOME—7.4%
15,465,392
TIAA-CREF Core Bond Fund 139,497,836
9,515,788
TIAA-CREF Core Plus Bond Fund 86,022,721
1,593,437
TIAA-CREF Emerging Markets Debt Fund 12,572,217
3,929,437
TIAA-CREF High-Yield Fund 32,496,446
1,759,741
TIAA-CREF International Bond Fund 13,778,768
TOTAL FIXED INCOME 284,367,988
INTERNATIONAL EQUITY—30.2%
25,894,774
TIAA-CREF Emerging Markets Equity Fund 192,916,065
42,277,707
TIAA-CREF International Equity Fund 507,332,485
21,805,817
TIAA-CREF International Opportunities Fund 298,085,522
17,257,176
TIAA-CREF Quant International Small-Cap Equity Fund 163,252,881
TOTAL INTERNATIONAL EQUITY 1,161,586,953
U.S. EQUITY—56.4%
6,222,619
Nuveen Dividend Growth Fund 312,748,833
25,175,057
Nuveen Dividend Value Fund 343,136,025
17,665,234
Nuveen Growth Opportunities ETF 327,690,091
23,919,486
TIAA-CREF Growth & Income Fund 313,823,656
18,877,839
TIAA-CREF Large-Cap Growth Fund 330,173,402
17,856,857
TIAA-CREF Large-Cap Value Fund 344,637,347
5,515,566
TIAA-CREF Quant Small-Cap Equity Fund 90,234,652
8,169,179
TIAA-CREF Quant Small/Mid-Cap Equity Fund 103,993,654
TOTAL U.S. EQUITY 2,166,437,660
TOTAL AFFILIATED INVESTMENT COMPANIES 3,835,192,219
(Cost $3,607,933,156)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$3,745,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 3,745,000
TOTAL GOVERNMENT AGENCY DEBT 3,745,000
TOTAL SHORT-TERM INVESTMENTS 3,745,000
(Cost $3,745,000)
TOTAL INVESTMENTS—99.9% 3,838,937,219
(Cost $3,611,678,156)
OTHER ASSETS & LIABILITIES, NET—0.1% 4,567,203
NET ASSETS—100.0% $ 3,843,504,422
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 2/28/23, the total value of this security amounted to $222,799,618 or 5.8% of net assets.

Portfolio of Investments
(unaudited)
Lifecycle 2050 Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
DIRECT REAL ESTATE—5.8%
14,270,446 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/16/23; cost $157,778,355) $ 171,673,470
TOTAL DIRECT REAL ESTATE 171,673,470
FIXED INCOME—4.1%
6,218,534
TIAA-CREF Core Bond Fund 56,091,176
3,828,341
TIAA-CREF Core Plus Bond Fund 34,608,203
635,704
TIAA-CREF Emerging Markets Debt Fund 5,015,703
2,436,912
TIAA-CREF High-Yield Fund 20,153,265
697,711
TIAA-CREF International Bond Fund 5,463,074
TOTAL FIXED INCOME 121,331,421
INTERNATIONAL EQUITY—31.4%
20,772,151
TIAA-CREF Emerging Markets Equity Fund 154,752,522
33,800,160
TIAA-CREF International Equity Fund 405,601,920
17,448,402
TIAA-CREF International Opportunities Fund 238,519,651
13,794,085
TIAA-CREF Quant International Small-Cap Equity Fund 130,492,041
TOTAL INTERNATIONAL EQUITY 929,366,134
U.S. EQUITY—58.5%
4,978,059
Nuveen Dividend Growth Fund 250,197,227
20,132,196
Nuveen Dividend Value Fund 274,401,832
14,146,519
Nuveen Growth Opportunities ETF 262,417,928
19,104,310
TIAA-CREF Growth & Income Fund 250,648,545
15,108,952
TIAA-CREF Large-Cap Growth Fund 264,255,567
14,254,818
TIAA-CREF Large-Cap Value Fund 275,117,986
4,408,474
TIAA-CREF Quant Small-Cap Equity Fund 72,122,637
6,538,527
TIAA-CREF Quant Small/Mid-Cap Equity Fund 83,235,455
TOTAL U.S. EQUITY 1,732,397,177
TOTAL AFFILIATED INVESTMENT COMPANIES 2,954,768,202
(Cost $2,823,412,257)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$3,612,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 3,612,000
TOTAL GOVERNMENT AGENCY DEBT 3,612,000
TOTAL SHORT-TERM INVESTMENTS 3,612,000
(Cost $3,612,000)
TOTAL INVESTMENTS—99.9% 2,958,380,202
(Cost $2,827,024,257)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,536,220
NET ASSETS—100.0% $ 2,959,916,422
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 2/28/23, the total value of this security amounted to $171,673,470 or 5.8% of net assets.

Lifecycle 2055 Fund February 28, 2023
Portfolio of Investments
(unaudited)

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
DIRECT REAL ESTATE—5.8%
6,718,317 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/16/23; cost $75,857,589) $ 80,821,359
TOTAL DIRECT REAL ESTATE 80,821,359
FIXED INCOME—2.9%
1,909,671
TIAA-CREF Core Bond Fund 17,225,233
1,179,865
TIAA-CREF Core Plus Bond Fund 10,665,976
196,069
TIAA-CREF Emerging Markets Debt Fund 1,546,986
1,048,239
TIAA-CREF High-Yield Fund 8,668,939
218,384
TIAA-CREF International Bond Fund 1,709,943
TOTAL FIXED INCOME 39,817,077
INTERNATIONAL EQUITY—31.8%
9,919,396
TIAA-CREF Emerging Markets Equity Fund 73,899,503
16,115,370
TIAA-CREF International Equity Fund 193,384,444
8,330,292
TIAA-CREF International Opportunities Fund 113,875,091
6,586,945
TIAA-CREF Quant International Small-Cap Equity Fund 62,312,502
TOTAL INTERNATIONAL EQUITY 443,471,540
U.S. EQUITY—59.3%
2,376,039
Nuveen Dividend Growth Fund 119,419,745
9,609,051
Nuveen Dividend Value Fund 130,971,371
6,761,047
Nuveen Growth Opportunities ETF 125,417,422
9,113,690
TIAA-CREF Growth & Income Fund 119,571,610
7,212,125
TIAA-CREF Large-Cap Growth Fund 126,140,070
6,802,587
TIAA-CREF Large-Cap Value Fund 131,289,936
2,102,437
TIAA-CREF Quant Small-Cap Equity Fund 34,395,864
3,117,187
TIAA-CREF Quant Small/Mid-Cap Equity Fund 39,681,792
TOTAL U.S. EQUITY 826,887,810
TOTAL AFFILIATED INVESTMENT COMPANIES 1,390,997,786
(Cost $1,370,164,620)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$1,615,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 1,615,000
TOTAL GOVERNMENT AGENCY DEBT 1,615,000
TOTAL SHORT-TERM INVESTMENTS 1,615,000
(Cost $1,615,000)
TOTAL INVESTMENTS—99.9% 1,392,612,786
(Cost $1,371,779,620)
OTHER ASSETS & LIABILITIES, NET—0.1% 2,037,670
NET ASSETS—100.0% $ 1,394,650,456
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 2/28/23, the total value of this security amounted to $80,821,359 or 5.8% of net assets.

Portfolio of Investments
(unaudited)
Lifecycle 2060 Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%a
DIRECT REAL ESTATE—5.8%
2,332,283 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/16/23; cost $26,987,273) $ 28,057,362
TOTAL DIRECT REAL ESTATE 28,057,362
FIXED INCOME—1.6%
314,988
TIAA-CREF Core Bond Fund 2,841,189
194,730
TIAA-CREF Core Plus Bond Fund 1,760,359
32,405
TIAA-CREF Emerging Markets Debt Fund 255,678
326,730
TIAA-CREF High-Yield Fund 2,702,058
36,057
TIAA-CREF International Bond Fund 282,324
TOTAL FIXED INCOME 7,841,608
INTERNATIONAL EQUITY—32.3%
3,492,895
TIAA-CREF Emerging Markets Equity Fund 26,022,066
5,671,161
TIAA-CREF International Equity Fund 68,053,931
2,945,176
TIAA-CREF International Opportunities Fund 40,260,553
2,316,608
TIAA-CREF Quant International Small-Cap Equity Fund 21,915,114
TOTAL INTERNATIONAL EQUITY 156,251,664
U.S. EQUITY—60.0%
835,279
Nuveen Dividend Growth Fund 41,981,145
3,379,036
Nuveen Dividend Value Fund 46,056,260
2,379,285
Nuveen Growth Opportunities ETF 44,135,737
3,201,503
TIAA-CREF Growth & Income Fund 42,003,713
2,537,365
TIAA-CREF Large-Cap Growth Fund 44,378,510
2,389,696
TIAA-CREF Large-Cap Value Fund 46,121,135
739,503
TIAA-CREF Quant Small-Cap Equity Fund 12,098,266
1,095,049
TIAA-CREF Quant Small/Mid-Cap Equity Fund 13,939,972
TOTAL U.S. EQUITY 290,714,738
TOTAL AFFILIATED INVESTMENT COMPANIES 482,865,372
(Cost $490,418,260)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
GOVERNMENT AGENCY DEBT—0.2%
$880,000 Federal Farm Credit Bank (FFCB) 0 .000% 03/01/23 880,000
TOTAL GOVERNMENT AGENCY DEBT 880,000
TOTAL SHORT-TERM INVESTMENTS 880,000
(Cost $880,000)
TOTAL INVESTMENTS—99.9% 483,745,372
(Cost $491,298,260)
OTHER ASSETS & LIABILITIES, NET—0.1% 355,522
NET ASSETS—100.0% $ 484,100,894
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 2/28/23, the total value of this security amounted to $28,057,362 or 5.8% of net assets.

Lifecycle 2065 Fund February 28, 2023
Portfolio of Investments
(unaudited)

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.1%a
DIRECT REAL ESTATE—5.8%
165,645 b
TIAA-CREF Real Property Fund LP (purchased 9/30/20-2/16/23; cost $2,061,644) $ 1,992,712
TOTAL DIRECT REAL ESTATE 1,992,712
FIXED INCOME—0.5%
398
TIAA-CREF Core Bond Fund 3,593
244
TIAA-CREF Core Plus Bond Fund 2,210
219
TIAA-CREF Emerging Markets Debt Fund 1,724
20,912
TIAA-CREF High-Yield Fund 172,939
221
TIAA-CREF International Bond Fund 1,728
TOTAL FIXED INCOME 182,194
INTERNATIONAL EQUITY—32.4%
251,011
TIAA-CREF Emerging Markets Equity Fund 1,870,028
407,210
TIAA-CREF International Equity Fund 4,886,522
211,505
TIAA-CREF International Opportunities Fund 2,891,280
166,297
TIAA-CREF Quant International Small-Cap Equity Fund 1,573,173
TOTAL INTERNATIONAL EQUITY 11,221,003
U.S. EQUITY—60.4%
60,017
Nuveen Dividend Growth Fund 3,016,432
243,137
Nuveen Dividend Value Fund 3,313,960
169,790
Nuveen Growth Opportunities ETF 3,149,604
229,987
TIAA-CREF Growth & Income Fund 3,017,429
183,636
TIAA-CREF Large-Cap Growth Fund 3,211,796
172,016
TIAA-CREF Large-Cap Value Fund 3,319,911
53,017
TIAA-CREF Quant Small-Cap Equity Fund 867,361
78,709
TIAA-CREF Quant Small/Mid-Cap Equity Fund 1,001,970
TOTAL U.S. EQUITY 20,898,463
TOTAL AFFILIATED INVESTMENT COMPANIES 34,294,372
(Cost $34,702,172)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$40,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000% 03/01/23 40,000
TOTAL GOVERNMENT AGENCY DEBT 40,000
TOTAL SHORT-TERM INVESTMENTS 40,000
(Cost $40,000)
TOTAL INVESTMENTS—99.2% 34,334,372
(Cost $34,742,172)
OTHER ASSETS & LIABILITIES, NET—0.8% 260,778
NET ASSETS—100.0% $ 34,595,150
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 2/28/23, the total value of this security amounted to $1,992,712 or 5.8% of net assets.

Notes to portfolios of investments
(unaudited)
TIAA-CREF Lifecycle Funds February 28, 2023

Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value ("NAV") per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Investments in unregistered limited partnerships: Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.
The following table summarizes the market value of the Funds’ investments as of February 28, 2023 , based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Registered investment companies $ 428,325,095 $ — $ — $ — $ 428,325,095
TIAA-CREF Real Property Fund LP — — — 26,356,389 26,356,389
Short-term investments — 227,000 — — 227,000
Total $ 428,325,095 $ 227,000 $ — $ 26,356,389 $ 454,908,484
Lifecycle 2010
Registered investment companies $ 833,066,446 $ — $ — $ — $ 833,066,446
TIAA-CREF Real Property Fund LP — — — 37,422,424 37,422,424
Short-term investments — 1,334,000 — — 1,334,000
Total $ 833,066,446 $ 1,334,000 $ — $ 37,422,424 $ 871,822,870
Lifecycle 2015
Registered investment companies $ 1,171,783,793 $ — $ — $ — $ 1,171,783,793
TIAA-CREF Real Property Fund LP — — — 72,112,518 72,112,518
Short-term investments — 908,000 — — 908,000
Total $ 1,171,783,793 $ 908,000 $ — $ 72,112,518 $ 1,244,804,311

Notes to portfolios of investments
(unaudited)
TIAA-CREF Lifecycle Funds February 28, 2023

concluded
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2020
Registered investment companies $ 2,582,793,308 $ — $ — $ — $ 2,582,793,308
TIAA-CREF Real Property Fund LP — — — 158,985,494 158,985,494
Short-term investments — 1,271,000 — — 1,271,000
Total $ 2,582,793,308 $ 1,271,000 $ — $ 158,985,494 $ 2,743,049,802
Lifecycle 2025
Registered investment companies $ 3,775,333,026 $ — $ — $ — $ 3,775,333,026
TIAA-CREF Real Property Fund LP — — — 232,467,118 232,467,118
Short-term investments — 4,077,000 — — 4,077,000
Total $ 3,775,333,026 $ 4,077,000 $ — $ 232,467,118 $ 4,011,877,144
Lifecycle 2030
Registered investment companies $ 4,232,070,371 $ — $ — $ — $ 4,232,070,371
TIAA-CREF Real Property Fund LP — — — 260,696,909 260,696,909
Short-term investments — 5,447,000 — — 5,447,000
Total $ 4,232,070,371 $ 5,447,000 $ — $ 260,696,909 $ 4,498,214,280
Lifecycle 2035
Registered investment companies $ 4,381,996,461 $ — $ — $ — $ 4,381,996,461
TIAA-CREF Real Property Fund LP — — — 270,063,245 270,063,245
Short-term investments — 6,525,000 — — 6,525,000
Total $ 4,381,996,461 $ 6,525,000 $ — $ 270,063,245 $ 4,658,584,706
Lifecycle 2040
Registered investment companies $ 5,267,781,072 $ — $ — $ — $ 5,267,781,072
TIAA-CREF Real Property Fund LP — — — 324,805,946 324,805,946
Short-term investments — 5,229,000 — — 5,229,000
Total $ 5,267,781,072 $ 5,229,000 $ — $ 324,805,946 $ 5,597,816,018
Lifecycle 2045
Registered investment companies $ 3,612,392,601 $ — $ — $ — $ 3,612,392,601
TIAA-CREF Real Property Fund LP — — — 222,799,618 222,799,618
Short-term investments — 3,745,000 — — 3,745,000
Total $ 3,612,392,601 $ 3,745,000 $ — $ 222,799,618 $ 3,838,937,219
Lifecycle 2050
Registered investment companies $ 2,783,094,732 $ — $ — $ — $ 2,783,094,732
TIAA-CREF Real Property Fund LP — — — 171,673,470 171,673,470
Short-term investments — 3,612,000 — — 3,612,000
Total $ 2,783,094,732 $ 3,612,000 $ — $ 171,673,470 $ 2,958,380,202
Lifecycle 2055
Registered investment companies $ 1,310,176,427 $ — $ — $ — $ 1,310,176,427
TIAA-CREF Real Property Fund LP — — — 80,821,359 80,821,359
Short-term investments — 1,615,000 — — 1,615,000
Total $ 1,310,176,427 $ 1,615,000 $ — $ 80,821,359 $ 1,392,612,786
Lifecycle 2060
Registered investment companies $ 454,808,010 $ — $ — $ — $ 454,808,010
TIAA-CREF Real Property Fund LP — — — 28,057,362 28,057,362
Short-term investments — 880,000 — — 880,000
Total $ 454,808,010 $ 880,000 $ — $ 28,057,362 $ 483,745,372
Lifecycle 2065
Registered investment companies $ 32,301,660 $ — $ — $ — $ 32,301,660
TIAA-CREF Real Property Fund LP — — — 1,992,712 1,992,712
Short-term investments — 40,000 — — 40,000
Total $ 32,301,660 $ 40,000 $ — $ 1,992,712 $ 34,334,372
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.
A10998-B (4/23)